Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of share-based payments expense
	December 31,	December 31,
	2017	2016
Employees and directors share-based payments	$1,305,829	$319,718

Schedule of stock option activity
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding at January 1, 2017	2,101,428	$2.42	4.59	$-
Granted	733,200	4.34
Exercised	(258,455)	1.83
Expired	(89,731)	3.22
Forfeited	(633,051)	2.81
Outstanding at December 31, 2017	1,853,391	$3.20	2.99	$0.02
Vested and expected to be vested as of December 31, 2017	1,853,391	$3.20	2.99	$0.02

Options exercisable at December 31, 2017 (vested)	1,662,591	$3.19	4.38	$0.03

Schedule of assumptions used to estimate the fair values of the share options
	December 31,	December 31,
	2017	2016
Expected term	5.4 ~5.9 years	1.7 ~5.9 years
Expected volatility	55% ~ 85%	55% ~ 70%
Expected dividend yield	0%	0%
Risk free interest rate	2.04% ~2.29%	0.54% ~1.35%

Schedule of warrants outstanding and exercisable
	2017	2016
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2012 August Financing Warrants (i)	-	536,250	$1.50	08/30/17
2013 Broker Warrants (Series D Financing)	-	228,571	$1.75	07/05/18
2013 Broker Warrants (Convertible Note)	-	114,285	$1.75	11/04/18
2014 Broker Warrants (Series E Financing)	703,714	1,085,714	$1.75	01/31/19
2016 Warrants to SSS (Note 12)	1,818,182	1,818,182	$2.75	03/28/18
	2,521,896	3,783,002

(i)	The warrants are classified as derivative liabilities as disclosed in Note 11.

Schedule of summary of restricted shares
	Shares	Weighted-average fair value
Restricted shares outstanding at January 1, 2017	228,550	$1.75
Granted	417,953	2.21
Forfeited	(401,249)	2.02
Vested	(135,668)	2.24
Restricted shares outstanding at December 31, 2017	109,586	1.92